UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock Pennsylvania Strategic Municipal Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Pennsylvania - 97.9%	Allegheny County, Pennsylvania, Hospital Development Authority,
	Revenue Refunding Bonds (West Penn Allegheny Health System), Series
	A, 5.375%, 11/15/40	$ 470	$ 324,563
	Allegheny County, Pennsylvania, Port Authority, Special Transportation
	Revenue Bonds, 6.125%, 3/01/09 (a)(b)	1,000	1,025,660
	Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood
	Village Project), Series A, 6%, 10/01/12 (b)	1,400	1,545,166
	Chester County, Pennsylvania, IDA, Water Facilities Revenue Bonds
	(Aqua Pennsylvania, Inc. Project), AMT, Series A, 5%, 2/01/40 (c)	2,000	1,593,780
	Delaware County, Pennsylvania, Health Facilities Authority Revenue
	Bonds (Mercy Health Corporation Project), 6%, 12/15/26 (d)	1,500	1,485,540
	Delaware County, Pennsylvania, IDA, Water Facilities Revenue Bonds
	(Philadelphia Suburban Water), 6%, 6/01/29 (c)	1,250	1,160,612
	Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
	(Masonic Homes Project), 5%, 11/01/36	1,000	806,360
	Lancaster, Pennsylvania, Higher Education Authority, College Revenue
	Bonds (Franklin & Marshall College Project), 5%, 4/15/37	500	452,885
	Mifflin County, Pennsylvania, School District, GO, 7.50%, 9/01/22 (e)	200	227,888
	Monroe County, Pennsylvania, Hospital Authority Revenue Refunding
	Bonds (Pocono Medical Center), 5.125%, 1/01/37	345	279,426
	Montgomery County, Pennsylvania, IDA, Retirement Community Revenue
	Bonds (ACTS Retirement - Life Communities Inc.), 5.25%,
	11/15/28	1,250	1,057,287
	Montgomery County, Pennsylvania, IDA, Water Facilities Revenue Bonds
	(Aqua Pennsylvania, Inc. Project), Series A, 5.25%, 7/01/42	300	253,575
	Owen J. Roberts School District, Pennsylvania, GO, 4.75%, 11/15/25	700	638,568
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.25%,
	11/01/31	1,000	909,370
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.375%,
	11/01/41	1,000	909,720
	Pennsylvania Economic Development Financing Authority, Resource
	Recovery Revenue Refunding Bonds (Colver Project), Series G, 5.125%,
	12/01/15	1,000	907,150
	Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 95A, 4.90%,
	10/01/37	1,000	792,670

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series
	96A, 4.70%, 10/01/37	$ 495	$ 373,146
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series
	97A, 4.65%, 10/01/31	1,300	1,007,240
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series
	103C, 5.40%, 10/01/33	300	285,402
	Pennsylvania State Higher Educational Facilities Authority Revenue
	Bonds (Lafayette College Project), 6%, 5/01/30	1,250	1,285,475
	Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue
	Bonds, Series C, 5%, 12/01/32 (a)	1,000	930,980
	Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue
	Refunding Bonds, Series A, 5%, 12/01/23 (f)	1,070	1,036,744
	Philadelphia, Pennsylvania, Airport Revenue Bonds, AMT, Series A, 5%,
	6/15/37 (g)	1,150	938,274
	Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
	Authority, Hospital Revenue Refunding Bonds (Temple University Health
	System), Series A, 5.50%, 7/01/30	465	365,109
	Philadelphia, Pennsylvania, School District, GO, Refunding, Series A, 5%,
	8/01/15 (f)	1,000	1,050,030
	Philadelphia, Pennsylvania, School District, GO, Series C, 5.75%, 3/01/10
	(a)(b)	1,550	1,619,936
	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
	System Revenue Bonds, AMT, Series A, 6.50%, 1/01/38	185	165,864
	Washington County, Pennsylvania, Capital Funding Authority Revenue
	Bonds (Capital Projects and Equipment Program), 6.15%, 12/01/29 (f)	120	114,005
	Wilkes-Barre, Pennsylvania, Financing Authority, Revenue Refunding
	Bonds (Wilkes University Project), 5%, 3/01/37	700	553,336
			24,095,761
Puerto Rico - 23.4%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 6%, 7/01/38	200	189,902
	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%,
	7/01/27 (a)	1,385	1,357,383
	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%,
	7/01/37	1,000	869,550
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
	5.50%, 7/01/38	500	465,460
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities Revenue Bonds (Ana G. Mendez University System
	Project), 5%, 3/01/26	1,250	1,046,963
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series N, 5%, 7/01/37 (h)	300	255,129
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation
	Revenue Bonds, Series E, 5.50%, 2/01/12 (b)	1,495	1,584,431
			5,768,818

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Multi-State - 16.6%	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (i)(j)	$ 4,000	$ 4,075,040
	Total Municipal Bonds - 137.9%		33,939,619
	Municipal Bonds Transferred to Tender Option Bond Trusts (k)
Pennsylvania - 3.8%	Scranton, Pennsylvania, School District, GO, Series A, 5%, 7/01/38 (g)	1,004	926,652
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 3.8%		926,652
	Total Long-Term Investments (Cost - $37,905,686) - 141.7%		34,866,271
	Short-Term Securities	Shares
	CMA Pennsylvania Municipal Money Fund, 5.91% (l)(m)	5,774,039	5,774,039
	Total Short-Term Securities (Cost - $5,774,039) - 23.4%		5,774,039
	Total Investments (Cost - $43,679,725*) - 165.1%		40,640,310
	Other Assets Less Liabilities - 6.1%		1,497,432
	Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (2.7)%		(673,187)
	Preferred Shares, at Redemption Value - (68.5)%		(16,859,752)
	Net Assets Applicable to Common Shares - 100.0%		$ 24,604,803

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$43,029,373
Gross unrealized appreciation	$435,739
Gross unrealized depreciation	(3,493,889)
Net unrealized depreciation	$(3,058,150)

(a)	MBIA Insured.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	FGIC Insured.
(d)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(e)	XL Capital Insured.
(f)	AMBAC Insured.
(g)	FSA Insured.
(h)	Commonwealth Guaranteed.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(j)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(k)

Security represents bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA Pennsylvania Municipal Money Fund	4,437,055	$46,093

(m)	Represents the current yield as of report date.

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)

•	Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$5,774,039
Level 2	34,866,271
Level 3	-
Total	$40,640,310

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: November 24, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: November 24, 2008